Note 10 - Other Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of other operating expenses components [text block]
	2021	2020	2019

Intermediated Money Transaction Tax	799	451	354
Solar evaluation cost *	–	230	160
COVID-19 donations	74	1,322	–
Community and social responsibility cost	1,167	382	–
Other	–	–	8
Impairment of property, plant and equipment - plant and equipment (note 18)	498	–	144
Impairment of exploration and evaluation assets (note 19)	3,837	2,930	–
Expected credit losses on deferred consideration on the disposal of subsidiary (notes 23.2 and 24)	761	–	–
	7,136	5,315	666